Deconsolidation (Details)	3 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total current assets			$ 57,645,685	¥ 408,287,084		¥ 384,520,102
Total assets			57,960,984	410,520,259		502,055,247
Total liabilities			$ 12,045,655	¥ 85,315,757		¥ 35,347,235
Feda Electronics Co [Member]
Total current assets	$ 505,962				¥ 3,583,579
Total other assets	16,275				115,270
Total assets	522,237				3,698,849
Total liabilities	42,563				301,464
Total net assets	479,674				3,397,385
Total consideration
Total loss on disposal	$ 2,526,259	¥ 17,801,786